Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2055 Fund
December 31, 2025
Z55-NPRT3-0226
1.9884251.108
Bond Funds - 5.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	629	4,767
Fidelity Series Corporate Bond Fund (a)	7	66
Fidelity Series Government Bond Index Fund (a)	9	87
Fidelity Series International Credit Fund (a)	5	43
Fidelity Series Investment Grade Bond Fund (a)	9	90
Fidelity Series Investment Grade Securitized Fund (a)	6	54
Fidelity Series Long-Term Treasury Bond Index Fund (a)	543,374	2,928,788
TOTAL BOND FUNDS (Cost $3,035,426)		2,933,895

Domestic Equity Funds - 52.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	263,369	6,052,210
Fidelity Series Commodity Strategy Fund (a)	2,411	233,255
Fidelity Series Large Cap Growth Index Fund (a)	130,154	3,881,182
Fidelity Series Large Cap Stock Fund (a)	149,184	3,983,216
Fidelity Series Large Cap Value Index Fund (a)	400,960	7,309,494
Fidelity Series Small Cap Core Fund (a)	93,277	1,261,104
Fidelity Series Small Cap Opportunities Fund (a)	44,647	724,181
Fidelity Series Value Discovery Fund (a)	153,683	2,617,213
TOTAL DOMESTIC EQUITY FUNDS (Cost $18,827,976)		26,061,855

International Equity Funds - 40.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	91,226	1,801,714
Fidelity Series Emerging Markets Fund (a)	105,362	1,236,952
Fidelity Series Emerging Markets Opportunities Fund (a)	200,976	4,954,064
Fidelity Series International Growth Fund (a)	178,071	3,402,945
Fidelity Series International Index Fund (a)	84,945	1,283,518
Fidelity Series International Small Cap Fund (a)	33,025	590,816
Fidelity Series International Value Fund (a)	219,420	3,422,951
Fidelity Series Overseas Fund (a)	228,055	3,404,855
Fidelity Series Select International Small Cap Fund (a)	2,879	39,795
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,432,221)		20,137,610

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $314,208)	31,578	314,516

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $236,436)	3.84	236,436	236,436

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $37,846,267)	49,684,312
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	49,684,311

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,713	1,872	722	194	(4)	(92)	4,767	629
Fidelity Series Blue Chip Growth Fund	4,389,647	1,560,554	1,321,904	217,850	25,361	1,398,552	6,052,210	263,369
Fidelity Series Canada Fund	1,121,304	687,925	274,038	35,822	407	266,116	1,801,714	91,226
Fidelity Series Commodity Strategy Fund	-	232,212	548	217	(14)	1,605	233,255	2,411
Fidelity Series Corporate Bond Fund	2,883	107,987	110,913	310	99	10	66	7
Fidelity Series Emerging Markets Fund	948,275	394,654	370,025	29,675	2,225	261,823	1,236,952	105,362
Fidelity Series Emerging Markets Opportunities Fund	3,795,248	1,556,346	1,477,229	123,360	18,882	1,060,817	4,954,064	200,976
Fidelity Series Government Bond Index Fund	4,669	185,120	189,673	415	(22)	(7)	87	9
Fidelity Series Government Money Market Fund	-	756,974	520,538	4,128	-	-	236,436	236,436
Fidelity Series International Credit Fund	40	3	-	2	-	-	43	5
Fidelity Series International Developed Markets Bond Index Fund	-	21,486	21,754	6	268	-	-	-
Fidelity Series International Growth Fund	2,630,204	1,105,970	525,687	264,118	4,136	188,322	3,402,945	178,071
Fidelity Series International Index Fund	996,917	361,367	266,575	42,264	9,012	182,797	1,283,518	84,945
Fidelity Series International Small Cap Fund	487,345	206,641	135,330	78,611	3,580	28,580	590,816	33,025
Fidelity Series International Value Fund	2,614,416	1,213,629	834,365	340,329	39,095	390,176	3,422,951	219,420
Fidelity Series Investment Grade Bond Fund	4,432	171,765	175,964	440	(143)	-	90	9
Fidelity Series Investment Grade Securitized Fund	2,789	102,673	105,483	284	77	(2)	54	6
Fidelity Series Large Cap Growth Index Fund	2,823,848	963,237	743,454	36,051	21,142	816,409	3,881,182	130,154
Fidelity Series Large Cap Stock Fund	2,607,051	1,504,483	636,758	337,025	8,900	499,540	3,983,216	149,184
Fidelity Series Large Cap Value Index Fund	5,364,435	2,695,014	1,332,954	242,559	2,734	580,265	7,309,494	400,960
Fidelity Series Long-Term Treasury Bond Index Fund	2,542,186	1,226,575	794,742	78,570	(95,046)	49,815	2,928,788	543,374
Fidelity Series Overseas Fund	2,618,499	1,269,866	583,734	278,342	8,945	91,279	3,404,855	228,055
Fidelity Series Select International Small Cap Fund	6,672	33,576	6,275	1,153	451	5,371	39,795	2,879
Fidelity Series Small Cap Core Fund	1,231,858	240,005	515,395	10,067	19,787	284,849	1,261,104	93,277
Fidelity Series Small Cap Opportunities Fund	547,751	167,919	114,009	31,331	2,252	120,268	724,181	44,647
Fidelity Series Treasury Bill Index Fund	-	1,124,222	810,140	11,506	126	308	314,516	31,578
Fidelity Series Value Discovery Fund	1,925,427	1,002,088	500,577	141,987	6,482	183,793	2,617,213	153,683
	36,669,609	18,894,163	12,368,786	2,306,616	78,732	6,410,594	49,684,312

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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